Proposed Acquisition of Delaware Bancshares, Inc.	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Proposed Acquisition of Delaware Bancshares, Inc.

NOTE 16 – PROPOSED ACQUISITION OF DELAWARE BANCSHARES, INC.

On March 10, 2016, Norwood Financial Corp. (“Norwood Financial”) and its wholly owned subsidiary, Wayne Bank, and Delaware Bancshares, Inc. (“Delaware Bancshares”), and its wholly owned subsidiary, The National Bank of Delaware County (“NBDC Bank”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which Delaware Bancshares will merge with and into Norwood Financial, with Norwood Financial as the surviving corporation. Concurrent with the merger, it is expected that NBDC Bank will merge with and into Wayne Bank.

Under the terms of the Merger Agreement, each outstanding share of Delaware Bancshares common stock will be converted into either the right to receive $16.68 in cash or 0.6221 shares of Norwood Financial common stock or a combination of both.  Not more than 25% of the merger consideration shall be paid in cash and the remainder will be paid in Norwood Financial common stock.   In the event of a greater than 20% decline in market value of Norwood Financial common stock, Delaware Bancshares may, in certain circumstances, be able to terminate the Merger Agreement unless Norwood Financial increases the number of shares into which Delaware Bancshares common stock may be converted.

The senior management of Norwood Financial and Wayne Bank will remain the same following the merger.  The directors of NBDC Bank will be invited to join a newly formed regional advisory board.  Within 18 months of the merger, Norwood Financial and Wayne Bank will invite one member of the advisory board to join their boards.

The transaction is subject to customary closing conditions, including the receipt of regulatory approvals and approval by the shareholders of Delaware Bancshares.  The merger is currently expected to be completed in the third quarter of 2016.

Each of the directors and executive officers of Delaware Bancshares have agreed to vote their shares in favor of the approval of the Merger Agreement at the shareholders’ meeting to be held to vote on the proposed transaction. If the merger is not consummated under certain circumstances, Delaware Bancshares has agreed to pay Norwood Financial a termination fee of $615,000.

The Merger Agreement also contains usual and customary representations and warranties that Norwood Financial and Delaware Bancshares made to each other as of specific dates. The assertions embodied in those representations and warranties were made solely for purposes of the contract between Norwood Financial and Delaware Bancshares, and may be subject to important qualifications and limitations agreed to by the parties in connection with negotiating its terms. Moreover, the representations and warranties are subject to a contractual standard of materiality that may be different from what may be viewed as material to shareholders, and the representations and warranties may have been used to allocate risk between Norwood Financial and Delaware Bancshares rather than establishing matters as facts.